                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-54

                       RIVERSOURCE INVESTMENT SERIES, INC.
               (Exact name of registrant as specified in charter)

        50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
              (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 09/30

Date of reporting period: 06/30

                               PORTFOLIO HOLDINGS

                                      FOR

                           RIVERSOURCE BALANCED FUND

                                AT JUNE 30, 2007

INVESTMENTS IN SECURITIES

JUNE 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (63.7%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (2.7%)
Boeing                                               45,401              $4,365,760
DRS Technologies                                     19,494               1,116,421
General Dynamics                                     18,196               1,423,291
Goodrich                                             67,522               4,021,610
Honeywell Intl                                      124,025               6,980,128
L-3 Communications Holdings                          21,443               2,088,334
Lockheed Martin                                      41,995               3,952,989
Northrop Grumman                                     33,016               2,570,956
United Technologies                                  39,211               2,781,236
                                                                    ---------------
Total                                                                    29,300,725
-----------------------------------------------------------------------------------

BEVERAGES (0.6%)
Coca-Cola                                            46,636               2,439,529
Constellation Brands Cl A                            32,420(b)              787,158
PepsiCo                                              44,964               2,915,915
                                                                    ---------------
Total                                                                     6,142,602
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Amgen                                                12,931(b)              714,955
Biogen Idec                                          21,815(b)            1,167,102
                                                                    ---------------
Total                                                                     1,882,057
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
Masco                                                71,147               2,025,555
-----------------------------------------------------------------------------------

CAPITAL MARKETS (3.3%)
Bank of New York Mellon                              85,509               3,543,493
Blackstone Group LP                                  21,941(b)              642,213
Franklin Resources                                    5,414                 717,193
Goldman Sachs Group                                  10,279               2,227,973
KKR Private Equity Investors LP Unit                 48,780(s)            1,097,550
Lehman Brothers Holdings                            110,127               8,206,664
Merrill Lynch & Co                                   85,086               7,111,488
Morgan Stanley                                      100,331               8,415,764
Oaktree Capital Group LLC Cl A Unit                  26,000(b,d,s)        1,066,000
State Street                                         15,800               1,080,720
T Rowe Price Group                                   21,465               1,113,819
                                                                    ---------------
Total                                                                    35,222,877
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CHEMICALS (0.9%)
Ashland                                              10,640                $680,428
Dow Chemical                                        116,642(h)            5,157,909
Eastman Chemical                                     29,211               1,879,144
EI du Pont de Nemours & Co                           36,160               1,838,374
                                                                    ---------------
Total                                                                     9,555,855
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (2.0%)
Fifth Third Bancorp                                  18,210                 724,212
PNC Financial Services Group                         34,141               2,443,813
US Bancorp                                          143,258               4,720,351
Wachovia                                            140,897               7,220,971
Wells Fargo & Co                                    200,605               7,055,278
                                                                    ---------------
Total                                                                    22,164,625
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Avery Dennison                                       10,609                 705,286
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.2%)
Alcatel-Lucent                                       13,478(c)              189,343
Alcatel-Lucent ADR                                  117,451(c)            1,644,314
Avaya                                                51,787(b)              872,093
Cisco Systems                                        96,514(b)            2,687,915
Motorola                                            119,434               2,113,982
Nokia ADR                                            61,241(c)            1,721,485
QUALCOMM                                             25,801               1,119,505
Telefonaktiebolaget LM Ericsson ADR                  74,557(c)            2,974,078
                                                                    ---------------
Total                                                                    13,322,715
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.7%)
Dell                                                 29,488(b)              841,882
Hewlett-Packard                                     144,863               6,463,787
Intl Business Machines                               84,316               8,874,260
SanDisk                                              40,547(b)            1,984,370
                                                                    ---------------
Total                                                                    18,164,299
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Fluor                                                 7,329                 816,231
KBR                                                  29,976(b)              786,270
                                                                    ---------------
Total                                                                     1,602,501
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CONSUMER FINANCE (1.0%)
American Express                                     51,585              $3,155,970
Capital One Financial                                99,069               7,770,973
                                                                    ---------------
Total                                                                    10,926,943
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Temple-Inland                                        34,055               2,095,404
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.8%)
Bank of America                                     490,233              23,967,491
Citigroup                                           488,513              25,055,833
JPMorgan Chase & Co                                 275,184              13,332,665
                                                                    ---------------
Total                                                                    62,355,989
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.2%)
AT&T                                                419,869              17,424,563
Citizens Communications                              62,136                 948,817
Deutsche Telekom                                     40,867(c)              757,186
Embarq                                               17,275               1,094,717
Verizon Communications                              322,170              13,263,739
Windstream                                           60,473                 892,581
                                                                    ---------------
Total                                                                    34,381,603
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.0%)
Entergy                                              41,720               4,478,642
Exelon                                               86,245               6,261,386
FPL Group                                            22,527               1,278,182
Hawaiian Electric Inds                               40,979                 970,793
Pinnacle West Capital                                14,453                 575,952
PPL                                                  49,656               2,323,404
Progress Energy                                      13,950                 635,981
Southern                                            140,334               4,812,053
                                                                    ---------------
Total                                                                    21,336,393
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
Emerson Electric                                     52,130               2,439,684
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Baker Hughes                                         10,548                 887,403
Cameron Intl                                         16,202(b)            1,157,957
Halliburton                                          40,322               1,391,109
Natl Oilwell Varco                                   11,435(b)            1,191,984
Pride Intl                                           26,702(b)            1,000,257
Transocean                                            9,996(b)            1,059,376
Weatherford Intl                                     37,953(b)            2,096,524
                                                                    ---------------
Total                                                                     8,784,610
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE BALANCED FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

FOOD & STAPLES RETAILING (0.6%)
CVS Caremark                                         75,062              $2,736,010
Safeway                                              10,472                 356,362
Wal-Mart Stores                                      76,299               3,670,745
                                                                    ---------------
Total                                                                     6,763,117
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.8%)
Campbell Soup                                        38,480               1,493,409
General Mills                                        26,382               1,541,236
Kellogg                                              59,261               3,069,127
Kraft Foods Cl A                                     76,622               2,700,926
                                                                    ---------------
Total                                                                     8,804,698
-----------------------------------------------------------------------------------

GAS UTILITIES (0.2%)
ONEOK                                                50,534               2,547,419
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Bausch & Lomb                                        15,558               1,080,348
Boston Scientific                                   184,209(b)            2,825,766
                                                                    ---------------
Total                                                                     3,906,114
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.9%)
Aetna                                                71,207               3,517,625
Cardinal Health                                      25,043               1,769,038
CIGNA                                                37,575               1,962,167
McKesson                                             15,061                 898,238
UnitedHealth Group                                   25,331               1,295,427
                                                                    ---------------
Total                                                                     9,442,495
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
Carnival Unit                                         9,216                 449,464
Intl Game Technology                                  8,979                 356,466
Marriott Intl Cl A                                   60,267               2,605,945
McDonald's                                           63,034               3,199,606
Pinnacle Entertainment                               36,719(b)            1,033,640
                                                                    ---------------
Total                                                                     7,645,121
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
DR Horton                                            98,958               1,972,233
Hovnanian Enterprises Cl A                           71,668(b,l)          1,184,672
Lennar Cl A                                          22,809                 833,897
Standard-Pacific                                     50,513                 885,493
                                                                    ---------------
Total                                                                     4,876,295
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.7%)
Colgate-Palmolive                                    44,719               2,900,028
Procter & Gamble                                     44,418               2,717,937
Spectrum Brands                                     210,273(b,l)          1,423,548
                                                                    ---------------
Total                                                                     7,041,513
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.8%)
3M                                                   12,594               1,093,033
General Electric                                    380,049              14,548,276
Tyco Intl                                           109,562               3,702,100
                                                                    ---------------
Total                                                                    19,343,409
-----------------------------------------------------------------------------------

INSURANCE (4.5%)
ACE                                                  93,058(c)            5,817,986
AFLAC                                                69,839               3,589,725
American Intl Group                                 196,529              13,762,925
Aon                                                  18,349                 781,851
Arch Capital Group                                   12,548(b,c)            910,232
Chubb                                                41,152               2,227,969
Endurance Specialty Holdings                         20,999(c)              840,800

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
INSURANCE (CONT.)
Hartford Financial Services Group                    97,656              $9,620,093
MetLife                                              33,686               2,172,073
Prudential Financial                                 69,814               6,788,015
XL Capital Cl A                                      22,850(c)            1,926,027
                                                                    ---------------
Total                                                                    48,437,696
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
Liberty Media - Interactive Cl A                     95,876(b,o)          2,140,911
-----------------------------------------------------------------------------------

IT SERVICES (0.8%)
Affiliated Computer Services Cl A                    47,944(b)            2,719,383
Automatic Data Processing                            35,765               1,733,530
Electronic Data Systems                              37,263               1,033,303
First Data                                           54,443               1,778,653
HCL Technologies                                     46,800(c)              395,500
Paychex                                              19,323                 755,916
                                                                    ---------------
Total                                                                     8,416,285
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (--%)
PerkinElmer                                          16,690                 434,941
-----------------------------------------------------------------------------------

MACHINERY (1.4%)
Caterpillar                                          52,932               4,144,575
Deere & Co                                           24,971               3,014,999
Flowserve                                            27,147               1,943,725
Illinois Tool Works                                  17,259                 935,265
Ingersoll-Rand Cl A                                  19,939(c)            1,093,056
ITT                                                  20,796               1,419,951
Parker Hannifin                                      26,633               2,607,637
                                                                    ---------------
Total                                                                    15,159,208
-----------------------------------------------------------------------------------

MEDIA (3.5%)
Citadel Broadcasting                                  8,459                  54,562
Comcast Cl A                                        148,392(b)            4,172,783
Comcast Special Cl A                                 95,731(b)            2,676,639
EchoStar Communications Cl A                         27,012(b)            1,171,510
Liberty Media - Capital Series A                         44(b,o)              5,178
News Corp Cl A                                      283,136               6,005,315
Time Warner                                         327,301               6,886,412
Viacom Cl B                                          52,521(b)            2,186,449
Virgin Media                                        268,902               6,553,142
Vivendi                                              94,108(c)            4,064,241
Walt Disney                                         110,151               3,760,555
                                                                    ---------------
Total                                                                    37,536,786
-----------------------------------------------------------------------------------

METALS & MINING (0.3%)
Alcan                                                12,052(c)              979,828
Alcoa                                                62,998               2,553,309
                                                                    ---------------
Total                                                                     3,533,137
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.6%)
JC Penney                                            18,334               1,327,015
Macy's                                               26,998               1,073,980
Target                                               67,858               4,315,769
                                                                    ---------------
Total                                                                     6,716,764
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.7%)
Dominion Resources                                   69,644               6,010,974
Xcel Energy                                          78,549               1,607,898
                                                                    ---------------
Total                                                                     7,618,872
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

OIL, GAS & CONSUMABLE FUELS (7.2%)
Anadarko Petroleum                                   13,480                $700,825
BP ADR                                               50,758(c)            3,661,682
Chesapeake Energy                                    19,996                 691,862
Chevron                                             193,122              16,268,597
ConocoPhillips                                      155,291              12,190,344
Devon Energy                                         32,642               2,555,542
Exxon Mobil                                         393,287              32,988,914
Royal Dutch Shell ADR                                17,072(c)            1,386,246
Total                                                73,105(c)            5,962,142
Valero Energy                                        16,771               1,238,706
XTO Energy                                           11,717                 704,192
                                                                    ---------------
Total                                                                    78,349,052
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.8%)
Bowater                                              67,412(l)            1,681,929
Intl Paper                                           70,673               2,759,781
Weyerhaeuser                                         49,259               3,888,013
                                                                    ---------------
Total                                                                     8,329,723
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (--%)
Herbalife                                             9,192(c)              364,463
-----------------------------------------------------------------------------------

PHARMACEUTICALS (3.8%)
Bristol-Myers Squibb                                202,966               6,405,607
Eli Lilly & Co                                       43,458               2,428,433
Johnson & Johnson                                    35,155               2,166,251
Merck & Co                                          148,832               7,411,834
Novartis ADR                                         24,450(c)            1,370,912
Pfizer                                              611,908              15,646,487
Schering-Plough                                     123,034               3,745,155
Wyeth                                                40,907               2,345,607
                                                                    ---------------
Total                                                                    41,520,286
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.1%)
Apartment Investment & Management Cl A               26,474               1,334,820
HomeBanc                                             30,372                  38,572
                                                                    ---------------
Total                                                                     1,373,392
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.3%)
Atmel                                               321,705(b)            1,788,680
Cypress Semiconductor                               120,722(b)            2,811,615
Intel                                               198,006               4,704,623
LSI                                                 141,082(b)            1,059,526
Spansion Cl A                                       257,184(b)            2,854,742
Texas Instruments                                    12,571                 473,047
United Microelectronics ADR                          47,053(c)              160,921
                                                                    ---------------
Total                                                                    13,853,154
-----------------------------------------------------------------------------------

SOFTWARE (1.0%)
BEA Systems                                          60,608(b)              829,724
Cadence Design Systems                               31,279(b)              686,887
Compuware                                            54,805(b)              649,987
Microsoft                                           136,476               4,021,948
Oracle                                               64,265(b)            1,266,663
Quest Software                                       22,985(b)              372,127
Symantec                                            101,830(b)            2,056,966
TIBCO Software                                       25,441(b)              230,241
Transaction Systems Architects                       11,443(b)              385,171
                                                                    ---------------
Total                                                                    10,499,714
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE BALANCED FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SPECIALTY RETAIL (0.9%)
Best Buy                                             15,367                $717,178
Gap                                                  38,362                 732,714
Home Depot                                           66,885               2,631,925
Limited Brands                                       55,489               1,523,173
Lowe's Companies                                     92,299               2,832,656
TJX Companies                                        64,654               1,777,985
                                                                    ---------------
Total                                                                    10,215,631
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.8%)
Countrywide Financial                               226,450               8,231,457
Fannie Mae                                           91,464               5,975,343
Freddie Mac                                          87,388               5,304,452
                                                                    ---------------
Total                                                                    19,511,252
-----------------------------------------------------------------------------------

TOBACCO (0.9%)
Altria Group                                        146,259              10,258,606
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.1%)
ALLTEL                                               50,984               3,443,969
Sprint Nextel                                       261,067               5,406,697
Vodafone Group ADR                                   86,193(c)            2,898,671
                                                                    ---------------
Total                                                                    11,749,337
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $543,324,989)                                                   $688,799,114
-----------------------------------------------------------------------------------

BONDS (36.1%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (7.1%)
Federal Farm Credit Bank
  10-10-08                           4.25%       $1,775,000              $1,753,794
Federal Home Loan Bank
  12-29-08                           5.13         2,600,000               2,597,605
Federal Home Loan Mtge Corp
  03-15-09                           5.75         1,395,000               1,406,668
  07-15-09                           4.25         5,250,000               5,155,616
  07-12-10                           4.13            32,000                  31,047
  04-16-37                           6.00         5,730,000               5,528,866
Federal Natl Mtge Assn
  01-15-08                           4.63           345,000                 343,737
  07-15-08                           3.88           700,000                 690,153
  10-15-08                           4.50         6,660,000               6,599,301
  05-15-10                           4.13           415,000                 403,228
  02-16-12                           5.00         7,705,000               7,611,438
  05-18-12                           4.88         4,480,000               4,397,120
  11-15-30                           6.63         1,905,000               2,146,842
U.S. Treasury
  02-15-09                           4.50         1,375,000               1,365,440
  06-30-09                           4.75         2,135,000(e)            2,134,833
  02-15-10                           4.75         7,885,000               7,856,046
  05-31-12                           4.75         2,930,000               2,907,111
  05-15-17                           4.50         3,510,000               3,365,213
  02-15-26                           6.00        11,628,000              12,692,682
U.S. Treasury Inflation-Indexed Bond
  04-15-12                           2.00         7,808,904(t)            7,580,546
                                                                    ---------------
Total                                                                    76,567,286
-----------------------------------------------------------------------------------

ASSET-BACKED (1.1%)
Capital Auto Receivables Asset Trust
 Series 2004-1 Cl CTFS
  09-15-10                           2.84           600,000                 598,354

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ASSET-BACKED (CONT.)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                           5.43%       $1,300,000(d,j)         $1,300,183
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
  04-20-11                           6.15           350,000(d)              352,067
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
  07-25-08                           5.62         2,150,000(p)              218,695
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
  02-25-36                           4.92           700,000                 663,909
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
  07-25-36                           5.58           315,232(j)              315,401
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                           5.48         1,200,000(j)            1,199,813
Drive Auto Receivables Trust
 Series 2006-2 Cl A2 (MBIA)
  07-15-11                           5.30           950,000(d,k)            949,725
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                           5.78         1,350,000(d,k)          1,353,289
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                           2.85           400,000(d,k)            394,216
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
  08-25-11                           5.89         1,350,000(p)              288,133
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                           5.88         1,900,000(p)              510,834
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
  07-25-12                           5.90           800,000(p)              230,219
Popular ABS Mtge Pass-Through Trust
 Series 2005-A Cl AF2
  06-25-35                           4.49           172,012                 171,075
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                           5.57           600,000                 597,576
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
  06-25-37                           6.31           190,000                 185,488
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
  06-25-37                           6.66           125,000                 122,070
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
  06-25-37                           7.01           180,000                 175,838
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                           5.46         1,280,000(j)            1,279,999

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ASSET-BACKED (CONT.)
SBA CMBS Trust
 Series 2006-1A Cl B
  11-15-36                           5.45%         $575,000(d)             $563,165
                                                                    ---------------
Total                                                                    11,470,049
-----------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (3.7%)(f)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                           4.87           650,000                 636,938
Banc of America Commercial Mtge
 Series 2005-4 Cl ASB
  07-10-45                           4.87           575,000                 552,162
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                           5.45           825,000                 807,348
Banc of America Large Loan
 Series 2006-LAQ Cl E
  02-09-21                           5.70           500,000(d,j)            501,289
Banc of America Large Loan
 Series 2006-LAQ Cl F
  02-09-21                           5.76           550,000(d,j)            551,213
Banc of America Large Loan
 Series 2006-LAQ Cl G
  02-09-21                           5.85           375,000(d,j)            376,149
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
  07-11-42                           4.57           900,000                 866,585
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
  01-12-45                           5.47           825,000                 801,281
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
  11-15-30                           5.68         1,650,000               1,657,079
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                           4.15           613,330(d)              604,752
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
  07-15-44                           5.23           375,000                 367,281
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
  06-15-31                           7.03         1,249,835               1,276,096
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                           5.63           300,000(d,j)            302,086
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                           6.12         1,350,000(d,j)          1,350,000
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                           5.66         1,500,000               1,485,968
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
  12-15-35                           6.18         1,050,000               1,067,589
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                           4.60           475,000                 450,416
Federal Natl Mtge Assn #385683
  02-01-13                           4.83           856,900                 831,941
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                           4.88           400,000                 391,171

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE BALANCED FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
GS Mtge Securities II
Series 2004-GG2 Cl A4
  08-10-38                           4.96%         $775,000                $760,013
GS Mtge Securities II
 Series 2007-EOP Cl J
  03-06-20                           6.17           750,000(d,j)            750,234
GS Mtge Securities II
 Series 2007-GG10 Cl F
  08-10-45                           5.99           575,000(e)              556,893
JPMorgan Chase Commercial Mtge Securities
 Series 2003-CB6 Cl A2
  07-12-37                           5.26         1,575,000               1,538,368
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                           4.13           504,353                 486,346
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                           3.97           479,338                 465,953
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                           4.77           950,000                 907,430
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
  01-12-37                           4.18           550,000                 534,615
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  07-15-41                           4.48         1,230,701               1,190,896
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
  04-15-43                           5.48           650,000                 633,045
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                           5.49         1,000,000                 986,864
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A4
  09-15-26                           4.56         1,000,000                 972,856
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                           3.97           650,000                 611,358
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                           4.93         1,100,000               1,062,622
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                           5.86           600,000                 605,877
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                           5.42           700,000                 676,722
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                           4.34           575,000                 563,725
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                           4.59           700,000                 671,839
Morgan Stanley Capital I
 Series 2005-T19 Cl AAB
  06-12-47                           4.85         1,325,000               1,272,192
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                           5.80           475,000                 478,339
Morgan Stanley Capital I
 Series 2006-XLF Cl A2
  07-15-19                           5.45           886,092(d,j)            886,214

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Morgan Stanley Dean Witter Capital I
 Series 2002-TOP7 Cl A2
  01-15-39                           5.98%       $2,520,000              $2,552,005
Nomura Asset Securities
 Series 1998-D6 Cl A3
  03-15-30                           7.00           975,000               1,048,802
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                           5.08         2,125,000(d)            2,051,092
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                           4.94           625,000                 591,010
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                           5.09           600,000                 586,088
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
  07-15-45                           5.77           400,000                 396,529
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                           5.73           700,000                 695,367
Wachovia Bank Commercial Mtge Trust
 Series 2007-C31 Cl A4
  04-15-47                           5.51           575,000                 557,782
                                                                    ---------------
Total                                                                    39,968,420
-----------------------------------------------------------------------------------

MORTGAGE-BACKED (16.8%)(f,g)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                           5.69         1,006,558(i)            1,006,511
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                           5.94         1,150,980(i)            1,147,262
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                           6.20         1,034,000(i)            1,034,217
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
  01-25-34                           6.00           785,807                 772,936
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                           4.75           515,701                 490,238
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                           6.00         2,346,867               2,303,449
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
  11-25-46                           7.25           105,667(d)              103,983
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
  02-20-36                           5.90           831,415(i)              829,711
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
  08-25-35                           5.10           875,000(d,i)            837,951

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
  06-25-35                           6.50%       $1,263,439              $1,270,742
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  05-25-37                           7.73           822,787(p)              141,667
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
  07-25-18                           4.75           501,878                 477,097
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
  11-25-35                           5.50           797,385                 790,396
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
  11-25-35                           5.50           807,224                 800,163
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                           5.50         1,309,400               1,305,788
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50           732,188                 754,488
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
  02-25-36                           5.50           478,307                 475,613
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                           6.00         1,327,948               1,336,898
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                           6.00         1,189,393               1,182,825
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
  11-25-36                           6.00         1,300,000               1,303,315
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
  02-25-37                           6.00         1,793,956               1,790,261
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                           7.00           929,381(d)              961,612
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                           5.36           706,372(i)              702,508
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
  08-19-45                           0.00         6,174,633(p)               63,676

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE BALANCED FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
  07-01-37                           6.50%       $3,000,000(e)           $3,030,936
  08-01-37                           6.50         6,000,000(e)            6,054,371
Federal Home Loan Mtge Corp #1G2496
  09-01-36                           6.20         1,156,640(i)            1,165,211
Federal Home Loan Mtge Corp #1J1484
  02-01-37                           5.59         2,624,612(i)            2,612,723
Federal Home Loan Mtge Corp #1J1536
  03-01-37                           5.51           524,561(i)              520,769
Federal Home Loan Mtge Corp #300779
  07-01-08                           6.75             3,113                   3,124
Federal Home Loan Mtge Corp #C59161
  10-01-31                           6.00         1,166,272               1,163,514
Federal Home Loan Mtge Corp #C65869
  04-01-32                           6.00           802,355                 800,458
Federal Home Loan Mtge Corp #C67723
  06-01-32                           7.00           804,161                 833,825
Federal Home Loan Mtge Corp #C79925
  06-01-33                           5.50         1,824,904               1,768,508
Federal Home Loan Mtge Corp #E01419
  05-01-18                           5.50           420,724                 415,881
Federal Home Loan Mtge Corp #E93097
  12-01-17                           5.50         1,259,609               1,245,133
Federal Home Loan Mtge Corp #E98725
  08-01-18                           5.00           637,927                 618,920
Federal Home Loan Mtge Corp #E99684
  10-01-18                           5.00         1,320,709               1,281,383
Federal Home Loan Mtge Corp #G01441
  07-01-32                           7.00         1,260,035               1,298,755
Federal Home Loan Mtge Corp #G01535
  04-01-33                           6.00         3,241,189               3,242,349
Federal Home Loan Mtge Corp #G02757
  06-01-36                           5.00         4,290,371               4,032,144
Federal Home Loan Mtge Corp #G11302
  07-01-17                           7.00         1,291,854               1,332,428
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                           9.81           617,648(p)              169,609
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
  02-15-14                           1.08           186,626(p)                5,722
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
  10-15-22                          20.00           748,382(p)               19,795
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
  06-15-32                          19.76           923,806(p)               45,649
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 1614 Cl MZ
 Trust Series Z
  11-15-23                           6.50            49,457(n)               50,399

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
  02-15-33                           5.50%       $1,165,285              $1,166,383
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
  01-15-18                           6.50           496,605                 507,375
Federal Natl Mtge Assn
  07-01-22                           5.00         1,000,000(e)              966,250
  07-01-37                           5.50         6,775,000(e)            6,533,640
  07-01-37                           7.00         3,500,000(e)            3,592,967
  08-01-37                           5.00         1,000,000(e)              936,562
  08-01-37                           5.50         3,000,000(e)            2,995,313
  08-01-37                           6.00        10,500,000(e)           10,378,598
  08-01-37                           6.50         3,000,000(e)            3,025,314
Federal Natl Mtge Assn #190988
  06-01-24                           9.00           215,961                 229,957
Federal Natl Mtge Assn #250322
  08-01-25                           7.50           377,191                 394,966
Federal Natl Mtge Assn #254236
  03-01-17                           6.50           701,779                 716,569
Federal Natl Mtge Assn #254383
  06-01-32                           7.50           272,949                 284,351
Federal Natl Mtge Assn #254916
  09-01-23                           5.50         1,228,653               1,201,283
Federal Natl Mtge Assn #545008
  06-01-31                           7.00         1,083,296               1,133,232
Federal Natl Mtge Assn #545869
  07-01-32                           6.50           211,393                 215,708
Federal Natl Mtge Assn #555375
  04-01-33                           6.00         2,142,911               2,139,679
Federal Natl Mtge Assn #555376
  04-01-18                           4.50         1,428,482               1,361,108
Federal Natl Mtge Assn #555458
  05-01-33                           5.50         1,120,616               1,083,501
Federal Natl Mtge Assn #555528
  04-01-33                           6.00         2,097,000               2,087,280
Federal Natl Mtge Assn #555734
  07-01-23                           5.00           929,330                 887,255
Federal Natl Mtge Assn #653730
  09-01-32                           6.50           683,475                 697,328
Federal Natl Mtge Assn #654686
  11-01-32                           6.00         1,250,749               1,244,964
Federal Natl Mtge Assn #662061
  09-01-32                           6.50           520,473                 529,691
Federal Natl Mtge Assn #667604
  10-01-32                           5.50         2,096,782               2,031,998
Federal Natl Mtge Assn #670387
  08-01-32                           7.00           140,691                 145,914
Federal Natl Mtge Assn #674764
  01-01-33                           6.00         1,917,560               1,911,718
Federal Natl Mtge Assn #678028
  09-01-17                           6.00         2,131,047               2,143,614
Federal Natl Mtge Assn #678946
  02-01-18                           5.50           813,246                 804,209
Federal Natl Mtge Assn #688002
  03-01-33                           5.50         1,046,132               1,014,501
Federal Natl Mtge Assn #688691
  03-01-33                           5.50           463,923                 449,491
Federal Natl Mtge Assn #689093
  07-01-28                           5.50           620,758                 602,115

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #701937
  04-01-33                           6.00%         $792,030                $787,386
Federal Natl Mtge Assn #705096
  06-01-18                           5.00         1,762,177               1,709,497
Federal Natl Mtge Assn #712057
  07-01-18                           4.50           405,889                 386,745
Federal Natl Mtge Assn #720070
  07-01-23                           5.50         1,635,148               1,598,722
Federal Natl Mtge Assn #720378
  06-01-18                           4.50           686,771                 654,379
Federal Natl Mtge Assn #725232
  03-01-34                           5.00         3,071,888               2,893,611
Federal Natl Mtge Assn #725425
  04-01-34                           5.50         3,095,435               2,999,410
Federal Natl Mtge Assn #725684
  05-01-18                           6.00         1,423,854               1,433,031
Federal Natl Mtge Assn #725773
  09-01-34                           5.50         3,923,085               3,798,273
Federal Natl Mtge Assn #731019
  07-01-33                           5.50           982,365                 952,879
Federal Natl Mtge Assn #732094
  08-01-18                           5.50         1,051,076               1,039,714
Federal Natl Mtge Assn #735212
  12-01-34                           5.00         3,187,600               2,999,315
Federal Natl Mtge Assn #735841
  11-01-19                           4.50         1,209,101(e)            1,150,365
Federal Natl Mtge Assn #745563
  08-01-34                           5.50         2,734,685               2,649,614
Federal Natl Mtge Assn #747339
  10-01-23                           5.50         1,327,451               1,293,149
Federal Natl Mtge Assn #747584
  11-01-28                           5.50         1,228,258               1,191,369
Federal Natl Mtge Assn #753085
  12-01-33                           6.50         1,028,585               1,045,884
Federal Natl Mtge Assn #759342
  01-01-34                           6.50         1,347,813               1,376,411
Federal Natl Mtge Assn #768117
  08-01-34                           5.43           468,599(i)              464,094
Federal Natl Mtge Assn #776962
  04-01-29                           5.00         1,717,832               1,616,862
Federal Natl Mtge Assn #785506
  06-01-34                           5.00         3,007,509               2,829,861
Federal Natl Mtge Assn #804442
  12-01-34                           6.50           738,578                 749,262
Federal Natl Mtge Assn #837258
  09-01-35                           4.92           500,861(i)              494,736
Federal Natl Mtge Assn #851246
  04-01-36                           6.50         1,808,210               1,832,092
Federal Natl Mtge Assn #881629
  02-01-36                           5.50         2,448,323               2,350,243
Federal Natl Mtge Assn #886054
  07-01-36                           7.00         1,296,565               1,343,023
Federal Natl Mtge Assn #886461
  08-01-36                           6.18         1,087,596(i)            1,095,698
Federal Natl Mtge Assn #900197
  10-01-36                           5.94         1,393,128(i)            1,405,694
Federal Natl Mtge Assn #901922
  10-01-36                           5.79         1,324,234(i)            1,328,421
Federal Natl Mtge Assn #909471
  02-01-37                           5.55         1,949,010(i)            1,942,598

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 5 RIVERSOURCE BALANCED FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-24 Cl PI
  12-25-12                          20.00%          $79,926(p)                 $737
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
  07-25-33                          12.39         2,036,609(p)              495,095
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                          12.80           505,445(p)               92,216
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
  12-25-22                          11.02           398,183(p)               57,567
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-92 CL SC
  10-25-35                          17.34         3,427,484(p)              171,717
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-01-36                           9.52         2,269,707(p)              620,583
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                           8.00           434,527                 458,097
Govt Natl Mtge Assn #604708
  10-15-33                           5.50         1,063,662               1,034,427
Govt Natl Mtge Assn #616257
  02-15-34                           5.00         1,277,962               1,211,178
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-70 Cl IC
  08-20-32                           9.72           809,385(p)              163,711
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
  01-20-32                           9.22           132,369(p)               15,092
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
  01-19-36                           5.66           823,062(i)              823,058
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-10 Cl N1
  11-19-36                           6.41           109,562(d)              109,459
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-8A Cl N1
  07-21-36                           6.41            36,826(d)               36,504

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
  04-25-35                           4.50%      $14,566,782(p)             $106,975
IndyMac Index Nim
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl N1
  06-25-46                           6.65           140,653(d)              140,126
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-2N Cl A1
  02-27-46                           7.00           116,481(d)              116,517
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                           6.25           239,505(d)              238,691
Lehman XS Net Interest Margin Nts
 Series 2006-AR8 Cl A1
  10-28-46                           6.25           104,348(d)              104,054
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
  05-25-37                           6.50         3,866,056               3,892,798
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                           5.00           834,567                 800,926
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
  05-25-34                           6.00         1,068,308               1,055,702
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
  08-25-19                           5.00         1,798,338               1,731,781
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  09-25-19                           5.00           875,069                 841,038
Rali NIM
 Collateralized Mtge Obligation
 Series 2006-QO4 Cl N1
  04-25-46                           6.05           124,577(d)              123,876
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
  03-25-36                           6.00           948,248                 950,332
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
  06-25-36                           5.95         1,491,940(i)            1,481,974
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
  10-25-33                           5.50         1,740,604               1,667,422
Washington Mutual Alternative Mtge Loan Trust
 Pass-Through Ctfs
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR1 Cl X2
  12-25-35                           7.10         5,264,239(p)               38,865

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
  07-25-19                           4.50%       $1,192,216              $1,128,027
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
  12-25-35                           5.29           718,579(i)              707,981
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
  09-25-36                           5.95           755,609(i)              756,916
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                           5.00         1,872,542               1,773,241
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                           5.50         1,601,886               1,535,559
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
  09-25-36                           6.03           725,281(i)              726,950
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                           5.11         1,575,116(i)            1,549,007
                                                                    ---------------
Total                                                                   181,178,284
-----------------------------------------------------------------------------------

AEROSPACE & DEFENSE (--%)
DRS Technologies
  11-01-13                           6.88           120,000                 116,400
L-3 Communications
 Series B
  10-15-15                           6.38           135,000                 127,575
                                                                    ---------------
Total                                                                       243,975
-----------------------------------------------------------------------------------

BANKING (1.5%)
Bank of America
 Sub Nts
  03-15-17                           5.30         4,850,000               4,631,193
Citigroup
 Sub Nts
  02-15-17                           5.50         3,520,000               3,409,194
JPMorgan Chase & Co
 Sub Nts
  06-27-17                           6.13         1,465,000               1,476,390
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                           5.63         1,715,000               1,642,962
Popular North America
 Sr Nts
  10-01-08                           3.88         4,040,000               3,959,846
Regions Bank
 Sub Nts
  06-26-37                           6.45           955,000                 958,610
                                                                    ---------------
Total                                                                    16,078,195
-----------------------------------------------------------------------------------

BROKERAGE (0.6%)
Discover Financial Services
  06-12-17                           6.45           445,000(d)              442,570

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 6 RIVERSOURCE BALANCED FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
BROKERAGE (CONT.)
LaBranche & Co
Sr Nts
  05-15-12                          11.00%          $95,000                $100,700
Merrill Lynch & Co
 Sub Nts
  05-02-17                           5.70         2,705,000               2,605,402
Morgan Stanley
  04-27-17                           5.55         3,265,000               3,117,749
                                                                    ---------------
Total                                                                     6,266,421
-----------------------------------------------------------------------------------

CHEMICALS (--%)
NewMarket
  12-15-16                           7.13           120,000                 116,100
-----------------------------------------------------------------------------------
ELECTRIC (1.0%)
Cleveland Electric Illuminating
 Sr Unsecured
  04-01-17                           5.70           840,000                 810,435
  12-15-36                           5.95           360,000                 331,818
Consumers Energy
 1st Mtge Series F
  05-15-10                           4.00           187,000                 179,356
Consumers Energy
 1st Mtge Series H
  02-17-09                           4.80         1,675,000               1,654,713
Edison Mission Energy
 Sr Nts
  05-15-17                           7.00           205,000(d)              193,213
Entergy Gulf States
 1st Mtge
  06-01-08                           3.60           785,000                 770,993
Exelon
  06-15-10                           4.45         1,420,000               1,372,723
Indiana Michigan Power
 Sr Nts
  03-15-37                           6.05           500,000                 477,896
IPALCO Enterprises
 Secured
  11-14-08                           8.38           500,000                 510,000
  11-14-11                           8.63           135,000                 144,450
Metropolitan Edison
 Sr Nts
  03-15-10                           4.45           260,000                 252,264
Midwest Generation LLC
 Pass-Through Ctfs Series B
  01-02-16                           8.56            23,374                  24,923
Northern States Power
 Sr Nts
  08-01-09                           6.88           965,000                 989,840
NRG Energy
  02-01-14                           7.25           125,000                 125,313
  01-15-17                           7.38           120,000                 120,450
Oncor Electric Delivery
 Secured
  01-15-15                           6.38           495,000                 502,065
Portland General Electric
  03-15-10                           7.88           420,000                 444,110
Potomac Electric Power
 Secured
  06-01-35                           5.40           425,000                 370,857
Public Service Company of Colorado
 Sr Nts Series A
  07-15-09                           6.88           280,000                 286,909

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ELECTRIC (CONT.)
Sierra Pacific Power
 Series M
  05-15-16                           6.00%         $520,000                $509,999
Sierra Pacific Power
 Series P
  07-01-37                           6.75           350,000                 352,625
Xcel Energy
 Sr Nts
  07-01-08                           3.40           200,000                 195,864
                                                                    ---------------
Total                                                                    10,620,816
-----------------------------------------------------------------------------------

ENVIRONMENTAL (--%)
Allied Waste North America
  06-01-17                           6.88           115,000                 110,831
-----------------------------------------------------------------------------------
FOOD AND BEVERAGE (0.5%)
Cadbury Schweppes US Finance LLC
  10-01-08                           3.88         3,285,000(d)            3,216,120
Cott Beverages USA
  12-15-11                           8.00           260,000                 262,600
HJ Heinz
  12-01-08                           6.43           720,000(d)              727,186
Molson Coors Capital Finance
  09-22-10                           4.85         1,605,000(c)            1,567,454
                                                                    ---------------
Total                                                                     5,773,360
-----------------------------------------------------------------------------------

GAMING (--%)
Mohegan Tribal Gaming Authority
 Sr Sub Nts
  04-01-12                           8.00           105,000                 108,413
Wynn Las Vegas LLC/Capital
 1st Mtge
  12-01-14                           6.63           100,000                  96,375
                                                                    ---------------
Total                                                                       204,788
-----------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
Atmos Energy
 Sr Unsub
  10-15-09                           4.00           575,000                 555,659
-----------------------------------------------------------------------------------

GAS PIPELINES (0.4%)
CenterPoint Energy Resources
  02-15-11                           7.75           520,000                 554,652
Colorado Interstate Gas
 Sr Nts
  11-15-15                           6.80         1,105,000               1,136,398
Colorado Interstate Gas
 Sr Unsecured
  03-15-15                           5.95           300,000                 292,130
Northwest Pipeline
 Sr Nts
  04-15-17                           5.95           225,000(d)              218,813
Southern Natural Gas
  04-01-17                           5.90           765,000(d)              739,921
Southern Star Central
 Sr Nts
  03-01-16                           6.75           210,000                 206,850
Transcontinental Gas Pipe Line
 Series B
  08-15-11                           7.00           385,000                 398,475
Transcontinental Gas Pipe Line
 Sr Unsecured
  04-15-16                           6.40           136,000                 136,340

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
GAS PIPELINES (CONT.)
Williams Companies
 Sr Nts
  07-15-19                           7.63%         $339,000                $357,645
                                                                    ---------------
Total                                                                     4,041,224
-----------------------------------------------------------------------------------

HEALTH CARE (0.2%)
Community Health Systems
 Sr Nts
  07-15-15                           8.88           185,000(d,e)            187,544
Community Health Systems
 Sr Unsecured
  12-15-12                           6.50           120,000                 125,246
Omnicare
  12-15-13                           6.75           365,000                 348,575
  12-15-15                           6.88            50,000                  47,500
Triad Hospitals
 Sr Nts
  05-15-12                           7.00           125,000                 130,625
Triad Hospitals
 Sr Sub Nts
  11-15-13                           7.00           140,000                 147,168
UnitedHealth Group
  06-15-37                           6.50           750,000(d)              755,797
                                                                    ---------------
Total                                                                     1,742,455
-----------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.1%)
WellPoint
 Sr Unsub
  01-15-36                           5.85           780,000                 711,745
  06-15-37                           6.38           360,000                 355,410
                                                                    ---------------
Total                                                                     1,067,155
-----------------------------------------------------------------------------------

HOME CONSTRUCTION (0.1%)
Centex
 Sr Unsecured
  05-01-16                           6.50           150,000                 144,249
DR Horton
 Sr Unsub
  04-15-16                           6.50           610,000                 583,627
                                                                    ---------------
Total                                                                       727,876
-----------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.3%)
Anadarko Petroleum
 Sr Unsecured
  09-15-16                           5.95           970,000                 947,130
  09-15-36                           6.45           320,000                 307,785
Canadian Natural Resources
  03-15-38                           6.25         1,005,000(c)              950,915
Chesapeake Energy
  01-15-16                           6.63           550,000                 529,375
  01-15-18                           6.25           135,000                 126,056
Denbury Resources
  04-01-13                           7.50            35,000                  35,000
Denbury Resources
 Sr Sub Nts
  12-15-15                           7.50            25,000                  25,000
Forest Oil
 Sr Nts
  06-15-19                           7.25            35,000(d)               33,950
Range Resources
  03-15-15                           6.38            70,000                  66,325
  05-15-16                           7.50            20,000                  20,250
                                                                    ---------------
Total                                                                     3,041,786
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 7 RIVERSOURCE BALANCED FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

INTEGRATED ENERGY (--%)
ConocoPhillips
  03-15-28                           7.13%         $200,000                $202,791
-----------------------------------------------------------------------------------

MEDIA CABLE (0.1%)
Comcast
  03-15-37                           6.45           765,000                 737,249
Comcast MO of Delaware LLC
  09-01-08                           9.00           600,000                 622,716
EchoStar DBS
  10-01-14                           6.63            61,000                  58,255
Videotron Ltee
  01-15-14                           6.88           185,000(c)              181,300
                                                                    ---------------
Total                                                                     1,599,520
-----------------------------------------------------------------------------------

MEDIA NON CABLE (0.5%)
British Sky Broadcasting Group
  02-23-09                           6.88         1,515,000(c)            1,546,033
Dex Media East LLC/Finance
  11-15-09                           9.88           100,000                 103,625
Dex Media West LLC/Finance
 Sr Unsecured
 Series B
  08-15-10                           8.50            70,000                  72,538
Idearc
  11-15-16                           8.00           205,000                 207,050
News America
  12-15-35                           6.40         1,300,000               1,238,006
RH Donnelley
 Sr Disc Nts Series A-2
  01-15-13                           6.88           205,000                 194,238
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                           6.13         2,315,000               2,253,985
Sinclair Broadcast Group
  03-15-12                           8.00           100,000                 103,000
                                                                    ---------------
Total                                                                     5,718,475
-----------------------------------------------------------------------------------

METALS (--%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                           8.25           110,000                 116,050
-----------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (--%)
SLM
  01-15-13                           5.38           280,000                 247,267
  10-01-13                           5.00           315,000                 270,094
                                                                    ---------------
Total                                                                       517,361
-----------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.2%)
Residential Capital LLC
  06-30-10                           6.38         2,020,000               1,993,926
-----------------------------------------------------------------------------------

PACKAGING (--%)
Crown Americas LLC/Capital
  11-15-15                           7.75           205,000                 206,025
Owens-Brockway Glass Container
  05-15-13                           8.25            50,000                  51,750
                                                                    ---------------
Total                                                                       257,775
-----------------------------------------------------------------------------------

PAPER (--%)
Smurfit-Stone Container Enterprises
 Sr Unsecured
  03-15-17                           8.00           190,000                 184,300
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

PROPERTY & CASUALTY (0.1%)
Travelers Companies
 Sr Unsecured
  06-15-37                           6.25%         $780,000                $759,205
-----------------------------------------------------------------------------------

RAILROADS (--%)
Canadian Pacific Railway
  05-15-37                           5.95           380,000(c)              357,174
-----------------------------------------------------------------------------------

REITS (0.1%)
Brandywine Operating Partnership LP
  05-01-17                           5.70           385,000                 373,300
ERP Operating LP
  06-15-17                           5.75           930,000                 911,632
                                                                    ---------------
Total                                                                     1,284,932
-----------------------------------------------------------------------------------

RETAILERS (0.3%)
Home Depot
 Sr Unsecured
  12-16-36                           5.88         1,940,000               1,728,542
Macys Retail Holdings
  07-15-09                           4.80         1,765,000               1,731,297
                                                                    ---------------
Total                                                                     3,459,839
-----------------------------------------------------------------------------------

WIRELESS (--%)
American Tower
 Sr Nts
  10-15-12                           7.13            30,000                  30,675
-----------------------------------------------------------------------------------

WIRELINES (1.3%)
AT&T
 Sr Nts
  05-15-36                           6.80           985,000               1,020,161
Qwest
  03-15-12                           8.88           180,000                 193,950
Qwest
 Sr Nts
  06-15-15                           7.63           450,000                 464,625
Qwest
 Sr Unsecured
  10-01-14                           7.50           130,000                 133,250
Sprint Capital
  03-15-32                           8.75            80,000                  89,850
Telecom Italia Capital
  11-15-33                           6.38           905,000(c)              852,464
Telefonica Europe
  09-15-10                           7.75         1,740,000(c)            1,844,544
TELUS
  06-01-11                           8.00         4,935,000(c)            5,277,243
Verizon New York
 Series A
  04-01-12                           6.88         2,920,000               3,044,415
Verizon Pennsylvania
 Series A
  11-15-11                           5.65         1,040,000               1,037,930
Windstream
  08-01-16                           8.63           205,000                 216,788
                                                                    ---------------
Total                                                                    14,175,220
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $396,251,365)                                                   $390,431,923
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (0.2%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
  06-01-46                           6.71%       $1,905,000              $1,827,943
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $1,904,810)                                                       $1,827,943
-----------------------------------------------------------------------------------

SENIOR LOANS (0.8%)(q)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)
CHEMICALS (--%)
Celanese
 Tranche B Term Loan
  04-06-11                             7.10%        $50,000(c,e)            $50,039
  04-06-11                             7.10         295,000(c)              295,230
                                                                    ---------------
Total                                                                       345,269
-----------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.1%)
Aramark
 Letter of Credit
  01-26-14                             5.20          20,411                  20,449
Aramark
 Tranche B Term Loan
  01-26-14                             7.48         285,599                 286,099
Pinnacle Foods Finance
 Tranche B Term Loan
  04-02-14                             8.10         375,000                 375,672
                                                                    ---------------
Total                                                                       682,220
-----------------------------------------------------------------------------------

GAMING (--%)
Fontainebleau Las Vegas
 Delayed Draw Term Loan
  06-05-14                             2.00         132,000(e,u)            131,835
Fontainebleau Las Vegas
 Term Loan
  06-05-14                             8.61         265,000(e)              265,774
                                                                    ---------------
Total                                                                       397,609
-----------------------------------------------------------------------------------

HEALTH CARE (0.4%)
Community Health
 Term Loan
  06-28-14                             7.61         895,913(e)              897,221
Community Health
 Delayed Draw Term Loan
  06-28-14                             7.61          59,087(e)               59,174
HCA
 Tranche B Term Loan
  01-21-13                        7.60-7.61       1,885,275               1,895,737
                                                                    ---------------
Total                                                                     2,852,132
-----------------------------------------------------------------------------------

MEDIA CABLE (0.2%)
Charter Communications
 Tranche B Term Loan
  03-06-14                             7.35         885,000                 876,982
Univision Communications
 Delayed Draw Term Loan
  09-23-14                             1.00          51,342(e,u)             50,476
Univision Communications
 Tranche B Term Loan
  09-29-14                             7.61         798,658                 781,191
                                                                    ---------------
Total                                                                     1,708,649
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 8 RIVERSOURCE BALANCED FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)

MEDIA NON CABLE (0.1%)
VNU
 Tranche B Term Loan
  08-09-13                             7.61%       $786,599(c)             $790,123
-----------------------------------------------------------------------------------

METALS (--%)
Freeport-McMoRan Copper & Gold
 Tranche B Term Loan
  03-19-14                             9.00         318,891                 318,814
-----------------------------------------------------------------------------------

OIL FIELD SERVICES (--%)
Dresser
 1st Lien Term Loan
  05-04-14                             7.86         445,000                 445,926
-----------------------------------------------------------------------------------

PAPER (--%)
Domtar
 Tranche B Term Loan
  03-07-14                             6.74         221,113(c)              219,317
-----------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)

RETAILERS (--%)
Michaels Stores
 Term Loan
  10-31-13                             7.63%       $215,000                $212,850
Neiman Marcus Group
 Tranche B Term Loan
  04-27-13                        7.32-7.36         250,000                 250,915
                                                                    ---------------
Total                                                                       463,765
-----------------------------------------------------------------------------------

TECHNOLOGY (--%)
West Corp
 Tranche B Term Loan
  10-24-13                        7.73-7.76         399,000                 399,714
-----------------------------------------------------------------------------------

WIRELINES (--%)
Level 3 Communications
 Tranche B Term Loan
  03-13-14                             7.61         485,000                 485,456
-----------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $9,133,644)                                                       $9,108,994
-----------------------------------------------------------------------------------

MONEY MARKET FUND (3.1%)(m)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 33,279,466(r)          $33,279,466
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $33,279,466)                                                     $33,279,466
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $983,894,274)(v)                                              $1,123,447,440
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2007, the value of foreign securities represented 4.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the value of these securities amounted to $22,639,561 or 2.1% of net assets.

(e) At June 30, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $42,993,147.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at June 30, 2007:

                                                              PRINCIPAL          SETTLEMENT          PROCEEDS
SECURITY                                                        AMOUNT              DATE            RECEIVABLE           VALUE
---------------------------------------------------------------------------------------------------------------------------------
Federal Natl Mtge Assn
  07-01-22 5.50%                                              $3,000,000          07-17-07          $2,944,688         $2,955,000

(h) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Long Bond, Sept. 2007, 20-year                                    $1,700,000
U.S. Treasury Note, Sept. 2007, 10-year                                 2,700,000
SALE CONTRACTS
U.S. Treasury Note, Sept. 2007, 2-year                                 11,800,000
U.S. Treasury Note, Sept. 2007, 5-year                                  8,900,000

(i) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2007.

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2007.

(k) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  -- Ambac Assurance Corporation
MBIA   -- MBIA Insurance Corporation

(l)  At June 30, 2007, security was partially or fully on loan.

(m) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.3% of net assets. 2.8% of net assets is the Fund's cash equivalent position.

(n) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield similar to a zero coupon bond.

(o) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

--------------------------------------------------------------------------------

 9 RIVERSOURCE BALANCED FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

(p) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2007.

(q) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(r) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(s) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at June 30, 2007, is as follows:

                                                                ACQUISITION
SECURITY                                                           DATES               COST
----------------------------------------------------------------------------------------------
KKR Private Equity Investors LP Unit                             05-01-06           $1,210,232
Oaktree Capital Group LLC Cl A Unit*                             05-21-07            1,144,000

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(t) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(u) At June 30, 2007, the Fund had unfunded senior loan commitments pursuant to the term of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
-------------------------------------------------------------------------------
Fontainebleau Las Vegas                                               $131,670
Univision Communications                                                51,342

(v) At June 30, 2007, the cost of securities for federal income tax purposes was approximately $983,894,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $151,571,000
Unrealized depreciation                                               (12,018,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $139,553,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 10 RIVERSOURCE BALANCED FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND

                                 JUNE 30, 2007

INVESTMENTS IN SECURITIES

JUNE 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (92.6%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (2.0%)
Honeywell Intl                                          673                 $37,876
Precision Castparts                                     526                  63,835
United Technologies                                   1,834                 130,086
                                                                    ---------------
Total                                                                       231,797
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.3%)
Goodyear Tire & Rubber                                  899(b)               31,249
-----------------------------------------------------------------------------------

AUTOMOBILES (0.7%)
Harley-Davidson                                       1,277                  76,122
-----------------------------------------------------------------------------------

BEVERAGES (1.9%)
Coca-Cola                                             1,552                  81,185
PepsiCo                                               2,181                 141,438
                                                                    ---------------
Total                                                                       222,623
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.6%)
American Standard Companies                             720                  42,465
Masco                                                   742                  21,125
                                                                    ---------------
Total                                                                        63,590
-----------------------------------------------------------------------------------

CAPITAL MARKETS (4.2%)
Eaton Vance                                             531                  23,460
Franklin Resources                                      206                  27,289
Goldman Sachs Group                                     238                  51,587
Investors Financial Services                            327                  20,166
Lehman Brothers Holdings                              1,333                  99,335
Merrill Lynch & Co                                      693                  57,921
Morgan Stanley                                        1,263                 105,939
SEI Investments                                       3,414                  99,143
                                                                    ---------------
Total                                                                       484,840
-----------------------------------------------------------------------------------

CHEMICALS (2.4%)
Cabot                                                   434                  20,693
Celanese Series A                                       571                  22,143
Dow Chemical                                            581                  25,692
EI du Pont de Nemours & Co                            3,200                 162,688
Intl Flavors & Fragrances                               511                  26,644
Nalco Holding                                           816                  22,399
                                                                    ---------------
Total                                                                       280,259
-----------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMMERCIAL BANKS (0.8%)
Commerce Bancorp                                        761                 $28,149
Wells Fargo & Co                                      1,879                  66,085
                                                                    ---------------
Total                                                                        94,234
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Dun & Bradstreet                                        210                  21,626
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.9%)
Avaya                                                 1,555(b)               26,186
Cisco Systems                                         5,408(b)              150,613
Juniper Networks                                      1,744(b)               43,896
                                                                    ---------------
Total                                                                       220,695
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (5.6%)
EMC                                                   3,617(b)               65,468
Intl Business Machines                                4,948                 520,777
Lexmark Intl Cl A                                       787(b)               38,807
NCR                                                     404(b)               21,226
                                                                    ---------------
Total                                                                       646,278
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.2%)
SLM                                                     372                  21,420
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.6%)
Crown Holdings                                          818(b)               20,425
Owens-Illinois                                          652(b)               22,821
Pactiv                                                  669(b)               21,334
                                                                    ---------------
Total                                                                        64,580
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.7%)
CBOT Holdings Cl A                                      295(b)               60,947
IntercontinentalExchange                                145(b)               21,438
                                                                    ---------------
Total                                                                        82,385
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
Amphenol Cl A                                         1,583                  56,434
Avnet                                                   467(b)               18,512
CDW                                                     256(b)               21,752
Mettler Toledo Intl                                     202(b,c)             19,293
                                                                    ---------------
Total                                                                       115,991
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.2%)
BJ Services                                           2,401                  68,284
Patterson-UTI Energy                                  1,761                  46,156
Unit                                                    359(b)               22,585
                                                                    ---------------
Total                                                                       137,025
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

FOOD & STAPLES RETAILING (2.7%)
Kroger                                                1,238                 $34,825
SYSCO                                                 1,632                  53,840
Wal-Mart Stores                                       4,489                 215,965
                                                                    ---------------
Total                                                                       304,630
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.4%)
Sara Lee                                              2,685                  46,719
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.5%)
Baxter Intl                                           1,123                  63,270
Biomet                                                  641                  29,307
Cytyc                                                   572(b)               24,659
Kinetic Concepts                                        411(b)               21,360
St. Jude Medical                                      2,286(b)               94,846
Stryker                                               1,549                  97,725
Zimmer Holdings                                         831(b)               70,544
                                                                    ---------------
Total                                                                       401,711
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.6%)
Cardinal Health                                         363                  25,642
Express Scripts                                         422(b,e)             21,104
Lincare Holdings                                      2,603(b)              103,730
Medco Health Solutions                                  270(b)               21,057
Quest Diagnostics                                     2,040                 105,367
WellCare Health Plans                                   222(b)               20,093
                                                                    ---------------
Total                                                                       296,993
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.2%)
Hilton Hotels                                         1,363                  45,620
Las Vegas Sands                                         946(b)               72,265
Marriott Intl Cl A                                      675                  29,187
MGM MIRAGE                                            1,236(b)              101,945
                                                                    ---------------
Total                                                                       249,017
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
DR Horton                                             1,473                  29,357
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.6%)
Energizer Holdings                                      290(b)               28,884
Kimberly-Clark                                          652                  43,612
                                                                    ---------------
Total                                                                        72,496
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.8%)
Constellation Energy Group                              540                 $47,072
NRG Energy                                              474(b)               19,704
TXU                                                     330                  22,209
                                                                    ---------------
Total                                                                        88,985
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.2%)
3M                                                    1,539                 133,570
-----------------------------------------------------------------------------------

INSURANCE (1.9%)
American Intl Group                                   1,337                  93,630
CNA Financial                                           419                  19,982
Markel                                                   51(b)               24,713
Progressive                                             857                  20,508
Prudential Financial                                    399                  38,795
WR Berkley                                              612                  19,914
                                                                    ---------------
Total                                                                       217,542
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.3%)
Amazon.com                                            1,648(b)              112,739
Liberty Media - Interactive Cl A                      1,626(b,d)             36,309
                                                                    ---------------
Total                                                                       149,048
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.3%)
eBay                                                  1,176(b)               37,844
-----------------------------------------------------------------------------------

IT SERVICES (1.4%)
Alliance Data Systems                                   835(b)               64,529
Fidelity Natl Information Services                      398                  21,603
First Data                                              806                  26,332
Total System Services                                 1,688                  49,813
                                                                    ---------------
Total                                                                       162,277
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.5%)
Thermo Fisher Scientific                                756(b)               39,100
Waters                                                  333(b)               19,767
                                                                    ---------------
Total                                                                        58,867
-----------------------------------------------------------------------------------

MACHINERY (4.0%)
AGCO                                                    468(b)               20,316
Caterpillar                                             465                  36,410
Cummins                                                 273                  27,630
Danaher                                               1,401                 105,776
Illinois Tool Works                                     601                  32,568
Oshkosh Truck                                         1,145                  72,043
PACCAR                                                1,882                 163,809
                                                                    ---------------
Total                                                                       458,552
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MEDIA (7.5%)
Cablevision Systems Cl A                                795(b)              $28,771
Comcast Cl A                                         13,394(b)              376,640
DIRECTV Group                                         2,245(b)               51,882
EchoStar Communications Cl A                            720(b)               31,226
Interpublic Group of Companies                        2,485(b)               28,329
Liberty Global Cl A                                     782(b)               32,093
News Corp Cl A                                        2,034[#]               43,141
Time Warner                                          12,849                 270,343
                                                                    ---------------
Total                                                                       862,425
-----------------------------------------------------------------------------------

METALS & MINING (1.5%)
Allegheny Technologies                                  266                  27,898
Freeport-McMoRan Copper & Gold                          546                  45,220
Southern Copper                                       1,022                  96,334
                                                                    ---------------
Total                                                                       169,452
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.5%)
Dollar General                                        1,606                  35,203
Kohl's                                                  285(b)               20,244
                                                                    ---------------
Total                                                                        55,447
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.6%)
Exxon Mobil                                           6,298                 528,276
XTO Energy                                            1,837                 110,404
                                                                    ---------------
Total                                                                       638,680
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.6%)
Alberto-Culver                                          863                  20,470
Avon Products                                         1,301                  47,812
                                                                    ---------------
Total                                                                        68,282
-----------------------------------------------------------------------------------

PHARMACEUTICALS (8.9%)
Abbott Laboratories                                   1,273                  68,169
Barr Pharmaceuticals                                  1,877(b)               94,282
Bristol-Myers Squibb                                  1,336                  42,164
Forest Laboratories                                     388(b)               17,712
Johnson & Johnson                                     6,853                 422,283
Merck & Co                                            6,282                 312,844
Schering-Plough                                       1,719                  52,326
                                                                    ---------------
Total                                                                     1,009,780
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.0%)
CapitalSource                                         3,788                  93,147
General Growth Properties                               411                  21,762
                                                                    ---------------
Total                                                                       114,909
-----------------------------------------------------------------------------------

ROAD & RAIL (0.3%)
Avis Budget Group                                       704(b)               20,015
Norfolk Southern                                        370                  19,451
                                                                    ---------------
Total                                                                        39,466
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Analog Devices                                        2,519                 $94,815
Intel                                                 2,504                  59,495
Maxim Integrated Products                             3,159                 105,542
Novellus Systems                                        621(b)               17,618
Xilinx                                                  675                  18,070
                                                                    ---------------
Total                                                                       295,540
-----------------------------------------------------------------------------------

SOFTWARE (7.5%)
Adobe Systems                                           986(b)               39,588
CA                                                    1,701                  43,937
Electronic Arts                                         401(b)               18,975
FactSet Research Systems                                363                  24,811
McAfee                                                  598(b)               21,050
Microsoft                                            15,295                 450,743
Oracle                                               11,611(b)              228,853
Symantec                                              1,656(b)               33,451
                                                                    ---------------
Total                                                                       861,408
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (3.4%)
AutoZone                                                199(b)               27,187
Bed Bath & Beyond                                       525(b)               18,895
Home Depot                                            6,959                 273,836
Lowe's Companies                                      1,684                  51,682
RadioShack                                              668                  22,138
                                                                    ---------------
Total                                                                       393,738
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.1%)
Coach                                                 1,691(b)               80,136
Nike Cl B                                             2,275                 132,611
Polo Ralph Lauren                                       285                  27,961
                                                                    ---------------
Total                                                                       240,708
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.0%)
Freddie Mac                                           1,859                 112,841
-----------------------------------------------------------------------------------

TOBACCO (1.6%)
Altria Group                                          1,933                 135,581
UST                                                     854                  45,868
                                                                    ---------------
Total                                                                       181,449
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Leap Wireless Intl                                      245(b)               20,703
Telephone & Data Systems                                560                  35,039
                                                                    ---------------
Total                                                                        55,742
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $10,537,067)                                                     $10,602,189
-----------------------------------------------------------------------------------

MONEY MARKET FUND (7.2%)
                                                 SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                   819,619(f)             $819,619
----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $819,619)                                                          $819,619
----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $11,356,686)(g)                                                 $11,421,808
==================================================================================

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

NOTES TO INVESTMENTS IN SECURITIES
(a) All securities are valued at the close of business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2007, the value of foreign securities represented 0.2% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                     CONTRACTS
------------------------------------------------------------------------------
PURCHASE CONTRACTS
S&P 500 Index, Sept. 2007                                                2

(f) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At June 30, 2007, the cost of securities for federal income tax purposes was approximately $11,357,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $257,000
Unrealized depreciation                                              (192,000)
-----------------------------------------------------------------------------
Net unrealized appreciation                                           $65,000
-----------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 3 RIVERSOURCE RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                   RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND

                                AT JUNE 30, 2007

INVESTMENTS IN SECURITIES

JUNE 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.9%)
ISSUER                                            SHARES                   VALUE(A)

AEROSPACE & DEFENSE (1.0%)
Goodrich                                            567,006             $33,770,877
Honeywell Intl                                      903,063              50,824,386
                                                                    ---------------
Total                                                                    84,595,263
-----------------------------------------------------------------------------------

AIRLINES (0.6%)
AMR                                                 737,210(b)           19,425,484
Continental Airlines Cl B                           338,820(b)           11,475,833
UAL                                                 120,778(b)            4,902,379
US Airways Group                                    397,179(b)           12,022,608
                                                                    ---------------
Total                                                                    47,826,304
-----------------------------------------------------------------------------------

AUTOMOBILES (1.8%)
Ford Motor                                        8,985,291(e)           84,641,441
General Motors                                    1,718,977(e)           64,977,331
                                                                    ---------------
Total                                                                   149,618,772
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.4%)
Bank of New York Mellon                           1,150,168              47,662,961
Merrill Lynch & Co                                  493,063              41,210,206
Morgan Stanley                                      277,587              23,283,998
                                                                    ---------------
Total                                                                   112,157,165
-----------------------------------------------------------------------------------

CHEMICALS (3.1%)
Air Products & Chemicals                            296,501              23,829,785
Dow Chemical                                      2,379,826             105,235,906
EI du Pont de Nemours & Co                        2,496,619             126,928,110
                                                                    ---------------
Total                                                                   255,993,801
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.1%)
US Bancorp                                          821,559              27,070,369
Wachovia                                            755,962              38,743,053
Wells Fargo & Co                                    651,477              22,912,446
                                                                    ---------------
Total                                                                    88,725,868
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Waste Management                                    842,425              32,896,696
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.4%)
Hewlett-Packard                                   2,037,419              90,909,636
Intl Business Machines                              196,423              20,673,521
                                                                    ---------------
Total                                                                   111,583,157
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CONSTRUCTION & ENGINEERING (0.5%)
Fluor                                               332,102             $36,986,200
Insituform Technologies Cl A                        293,477(b,e)          6,400,733
                                                                    ---------------
Total                                                                    43,386,933
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.5%)
Bank of America                                   4,088,890             199,905,832
Citigroup                                         4,753,694             243,816,965
                                                                    ---------------
Total                                                                   443,722,797
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (7.0%)
AT&T                                              7,562,157             313,829,515
BT Group                                          9,106,317(c)           60,802,284
Deutsche Telekom ADR                              1,337,470(c)           24,622,823
Telefonos de Mexico ADR Series L                  2,214,959(c)           83,924,797
Verizon Communications                            2,059,007              84,769,318
                                                                    ---------------
Total                                                                   567,948,737
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.6%)
Duke Energy                                         972,836(e)           17,802,899
Edison Intl                                         394,445              22,136,253
Exelon                                              564,447              40,978,852
FirstEnergy                                         598,465              38,738,639
FPL Group                                         1,073,977              60,937,455
Southern                                          1,008,026              34,565,212
                                                                    ---------------
Total                                                                   215,159,310
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.9%)
ABB ADR                                           2,581,400(c)           58,339,640
Hubbell Cl B                                        233,387              12,654,243
                                                                    ---------------
Total                                                                    70,993,883
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.6%)
Baker Hughes                                      1,053,958              88,669,487
GlobalSantaFe                                     1,294,104              93,499,014
Halliburton                                       3,064,811             105,735,979
Schlumberger                                        986,422              83,786,685
                                                                    ---------------
Total                                                                   371,691,165
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.5%)
Wal-Mart Stores                                     775,135              37,291,745
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Kraft Foods Cl A                                  1,219,009              42,970,067
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HEALTH CARE PROVIDERS & SERVICES (1.1%)
CIGNA                                               603,327             $31,505,736
Health Net                                          464,913(b)           24,547,406
Humana                                              483,810(b)           29,468,867
                                                                    ---------------
Total                                                                    85,522,009
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.4%)
Royal Caribbean Cruises                             846,694              36,390,908
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Whirlpool                                           447,184              49,726,861
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (6.5%)
3M                                                  877,441              76,153,104
General Electric                                  6,799,196             260,273,223
McDermott Intl                                    2,324,539(b)          193,215,682
                                                                    ---------------
Total                                                                   529,642,009
-----------------------------------------------------------------------------------

INSURANCE (15.8%)
ACE                                               2,435,131(c)          152,244,390
Allstate                                          1,261,497              77,594,680
American Intl Group                               1,065,595              74,623,618
Aon                                               1,588,212              67,673,713
Axis Capital Holdings                             1,113,422(c)           45,260,604
Endurance Specialty Holdings                      1,207,122(c)           48,333,165
Everest Re Group                                    176,070(c)           19,128,245
Lincoln Natl                                        846,765              60,077,977
Loews                                             2,531,605             129,061,223
Marsh & McLennan Companies                        3,199,548              98,802,042
Montpelier Re Holdings                            1,832,155(c,e)         33,968,154
PartnerRe                                           328,775(c)           25,480,063
RenaissanceRe Holdings                              721,817(c)           44,745,436
Safeco                                              639,660              39,825,232
Torchmark                                           525,604              35,215,468
Travelers Companies                               2,949,586             157,802,851
XL Capital Cl A                                   2,020,395(c)          170,299,094
                                                                    ---------------
Total                                                                 1,280,135,955
-----------------------------------------------------------------------------------

IT SERVICES (0.7%)
Computer Sciences                                   358,709(b)           21,217,637
Electronic Data Systems                           1,391,350              38,582,136
                                                                    ---------------
Total                                                                    59,799,773
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.5%)
Eastman Kodak                                     1,394,237(e)           38,801,616
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MACHINERY (8.2%)
Caterpillar                                       2,951,855            $231,130,246
Deere & Co                                          823,438              99,421,904
Eaton                                               983,060              91,424,580
Illinois Tool Works                               1,113,594              60,345,659
Ingersoll-Rand Cl A                               2,124,496(c)          116,464,871
Parker Hannifin                                     669,488              65,549,570
                                                                    ---------------
Total                                                                   664,336,830
-----------------------------------------------------------------------------------

MEDIA (2.2%)
Comcast Cl A                                      2,638,189(b)           74,185,875
Idearc                                              189,221               6,685,178
RH Donnelley                                        372,554(b)           28,232,142
Time Warner                                       3,504,084              73,725,927
                                                                    ---------------
Total                                                                   182,829,122
-----------------------------------------------------------------------------------

METALS & MINING (0.9%)
Alcoa                                             1,796,288              72,803,553
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Macy's                                              611,347              24,319,384
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.7%)
Dominion Resources                                  373,633              32,248,264
NiSource                                          1,215,011              25,162,878
                                                                    ---------------
Total                                                                    57,411,142
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.1%)
Anadarko Petroleum                                  492,397              25,599,720
Apache                                              371,812              30,336,141
BP ADR                                            1,244,704(c)           89,792,947
Chevron                                           1,729,147             145,663,342
ConocoPhillips                                    1,660,613             130,358,120
Devon Energy                                        165,976              12,994,261
EnCana                                              374,617(c)           23,020,215
Exxon Mobil                                       1,061,243              89,017,063
Marathon Oil                                      2,114,110             126,762,035
Petroleo Brasileiro ADR                             533,836(c)           64,738,292
Pioneer Natural Resources                           512,639              24,970,646
Spectra Energy                                      578,034              15,005,763
Total ADR                                           579,473(c)           46,925,724
                                                                    ---------------
Total                                                                   825,184,269
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.8%)
Intl Paper                                        2,383,206              93,064,194
Weyerhaeuser                                        671,626              53,011,440
                                                                    ---------------
Total                                                                   146,075,634
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

PHARMACEUTICALS (4.8%)
Abbott Laboratories                                 790,746             $42,344,448
Bristol-Myers Squibb                              1,023,735(e)           32,309,077
Eli Lilly & Co                                      617,850              34,525,458
Merck & Co                                        1,175,681              58,548,914
Pfizer                                            5,357,060             136,980,025
Schering-Plough                                     784,730              23,887,181
Wyeth                                             1,020,722              58,528,199
                                                                    ---------------
Total                                                                   387,123,302
-----------------------------------------------------------------------------------

ROAD & RAIL (0.9%)
Burlington Northern Santa Fe                        402,020              34,227,983
Union Pacific                                       324,255              37,337,963
                                                                    ---------------
Total                                                                    71,565,946
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.7%)
Intel                                             2,367,062              56,241,394
STMicroelectronics                                1,819,375(c)           34,913,806
Taiwan Semiconductor Mfg ADR                      4,203,596(c)           46,786,023
                                                                    ---------------
Total                                                                   137,941,223
-----------------------------------------------------------------------------------

SOFTWARE (1.0%)
Microsoft                                         2,628,567              77,463,869
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Home Depot                                        1,343,097              52,850,867
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.5%)
Fannie Mae                                        1,889,329             123,429,864
-----------------------------------------------------------------------------------

TOBACCO (3.4%)
Altria Group                                      1,761,512             123,552,452
Loews-Carolina Group                              1,950,854(d)          150,742,488
                                                                    ---------------
Total                                                                   274,294,940
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.4%)
Sprint Nextel                                     5,465,766             113,196,014
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $5,975,693,325)                                               $7,967,406,753
-----------------------------------------------------------------------------------

PREFERRED STOCKS (0.2%)
ISSUER                                            SHARES                   VALUE(A)
Schering-Plough
 6.00% Cv                                           268,200             $18,486,221
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $13,410,000)                                                     $18,486,221
-----------------------------------------------------------------------------------

BONDS (0.6%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)

ELECTRIC (0.1%)
Calpine
 Sr Nts
  02-15-11                           8.50%       $6,000,000(b)          $7,590,000
----------------------------------------------------------------------------------

WIRELINES (0.5%)
Qwest Communications Intl
 Sr Unsecured
  11-15-25                           3.50        24,573,000             42,855,558
----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $29,771,706)                                                    $50,445,558
----------------------------------------------------------------------------------

MONEY MARKET FUND (2.5%)(f)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                201,297,517(g)         $201,297,517
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $201,297,517)                                                   $201,297,517
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,220,172,548)(h)                                            $8,237,636,049
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2007.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2007, the value of foreign securities represented 14.6% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)  At June 30, 2007, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.4% of net assets. 1.1% of net assets is the Fund's cash equivalent position.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

--------------------------------------------------------------------------------

 2 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

(h) At June 30, 2007, the cost of securities for federal income tax purposes was approximately $6,220,173,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $2,049,407,000
Unrealized depreciation                                                 (31,944,000)
-----------------------------------------------------------------------------------
Net unrealized appreciation                                          $2,017,463,000
-----------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 3 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                         RIVERSOURCE MID CAP VALUE FUND

                                AT JUNE 30, 2007

INVESTMENTS IN SECURITIES

JUNE 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.2%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (0.7%)
Goodrich                                            301,459             $17,954,898
-----------------------------------------------------------------------------------

AIRLINES (0.8%)
AMR                                                 236,227(b)            6,224,581
Continental Airlines Cl B                           225,099(b)            7,624,103
UAL                                                  51,283(b)            2,081,577
US Airways Group                                    149,396(b)            4,522,217
                                                                    ---------------
Total                                                                    20,452,478
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.7%)
Johnson Controls                                    101,077              11,701,685
Magna Intl Cl A                                      64,776(c)            5,893,968
                                                                    ---------------
Total                                                                    17,595,653
-----------------------------------------------------------------------------------

AUTOMOBILES (2.6%)
Ford Motor                                        6,085,513(d)           57,325,533
General Motors                                      205,348               7,762,154
                                                                    ---------------
Total                                                                    65,087,687
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (2.3%)
American Standard Companies                         790,118              46,601,160
USG                                                 226,058(b,d)         11,085,884
                                                                    ---------------
Total                                                                    57,687,044
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.3%)
Invesco                                             532,865(c)            6,917,851
-----------------------------------------------------------------------------------

CHEMICALS (5.3%)
Eastman Chemical                                    462,872              29,776,556
Imperial Chemical Inds ADR                          246,249(c)           12,292,184
Lubrizol                                            218,366              14,095,525
Lyondell Chemical                                   384,017              14,254,711
Mosaic                                              811,979(b)           31,683,421
PPG Inds                                            401,695              30,573,006
                                                                    ---------------
Total                                                                   132,675,403
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.4%)
Comerica                                            259,372              15,424,852
Huntington Bancshares                               308,970               7,025,978
Regions Financial                                   402,725              13,330,198
                                                                    ---------------
Total                                                                    35,781,028
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMMERCIAL SERVICES & SUPPLIES (1.6%)
Deluxe                                              291,348             $11,831,642
Dun & Bradstreet                                     79,500               8,186,910
Pitney Bowes                                        137,035               6,415,979
Ritchie Bros Auctioneers                            212,920(c)           13,333,050
                                                                    ---------------
Total                                                                    39,767,581
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.7%)
Tellabs                                           1,659,117(b)           17,852,099
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.4%)
Chicago Bridge & Iron                               372,119(c)           14,043,771
Fluor                                               174,201              19,400,766
Insituform Technologies Cl A                        102,303(b)            2,231,228
                                                                    ---------------
Total                                                                    35,675,765
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Genuine Parts                                       116,332               5,770,067
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.7%)
CenturyTel                                          544,473              26,706,400
Embarq                                               83,716               5,305,083
Qwest Communications Intl                         1,832,226(b)           17,772,592
Windstream                                        1,286,372              18,986,851
                                                                    ---------------
Total                                                                    68,770,926
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.9%)
American Electric Power                             300,607              13,539,339
DPL                                                 140,935(d)            3,994,098
Edison Intl                                         376,134              21,108,641
Pinnacle West Capital                               396,735              15,809,890
PPL                                                 385,531              18,038,995
                                                                    ---------------
Total                                                                    72,490,963
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.7%)
Cooper Inds Cl A                                    430,749              24,591,460
Rockwell Automation                                 245,686              17,060,436
                                                                    ---------------
Total                                                                    41,651,896
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
Celestica                                         1,262,924(b,c)          7,893,275
Solectron                                         3,007,569(b)           11,067,854
                                                                    ---------------
Total                                                                    18,961,129
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ENERGY EQUIPMENT & SERVICES (5.2%)
BJ Services                                         385,010             $10,949,684
Cameron Intl                                        302,296(b)           21,605,095
ENSCO Intl                                           96,859               5,909,368
GlobalSantaFe                                       590,125              42,636,532
Nabors Inds                                         171,901(b,c)          5,738,055
Natl Oilwell Varco                                  120,130(b)           12,522,351
Smith Intl                                          149,197               8,748,912
Weatherford Intl                                    404,513(b)           22,345,298
                                                                    ---------------
Total                                                                   130,455,295
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.8%)
Del Monte Foods                                     962,309              11,701,677
Reddy Ice Holdings                                  365,987              10,437,949
Tyson Foods Cl A                                    992,373              22,864,275
                                                                    ---------------
Total                                                                    45,003,901
-----------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
Questar                                             148,554               7,851,079
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Hospira                                             213,556(b)            8,337,226
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.6%)
Health Management Associates Cl A                 1,030,888              11,710,888
Health Net                                          418,259(b)           22,084,075
Humana                                              209,116(b)           12,737,256
McKesson                                            124,921               7,450,288
Omnicare                                            311,332              11,226,632
                                                                    ---------------
Total                                                                    65,209,139
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.8%)
Hilton Hotels                                       492,545              16,485,481
Royal Caribbean Cruises                             673,138              28,931,471
                                                                    ---------------
Total                                                                    45,416,952
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.0%)
Mohawk Inds                                          80,540(b)            8,117,627
Stanley Works                                       356,227              21,622,979
Whirlpool                                           178,592              19,859,430
                                                                    ---------------
Total                                                                    49,600,036
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Mirant                                              287,927(b)           12,280,087
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE MID CAP VALUE FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

INDUSTRIAL CONGLOMERATES (2.5%)
McDermott Intl                                      588,624(b)          $48,926,427
Textron                                             132,856              14,628,774
                                                                    ---------------
Total                                                                    63,555,201
-----------------------------------------------------------------------------------

INSURANCE (16.8%)
ACE                                                 765,155(c)           47,837,491
Ambac Financial Group                               110,224               9,610,431
Aon                                               1,310,463              55,838,828
Axis Capital Holdings                               624,083(c)           25,368,974
Everest Re Group                                    576,411(c)           62,621,291
Lincoln Natl                                        363,361              25,780,463
Loews                                               640,793              32,667,627
MBIA                                                146,918               9,141,238
PartnerRe                                           545,052(c)           42,241,530
Torchmark                                           238,473              15,977,691
Willis Group Holdings                               367,452(c)           16,189,935
XL Capital Cl A                                     929,722(c)           78,366,266
                                                                    ---------------
Total                                                                   421,641,765
-----------------------------------------------------------------------------------

IT SERVICES (1.9%)
Computer Sciences                                   353,712(b)           20,922,065
Electronic Data Systems                             940,241              26,072,883
                                                                    ---------------
Total                                                                    46,994,948
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.1%)
Eastman Kodak                                       629,728(d)           17,525,330
Hasbro                                              308,514               9,690,425
                                                                    ---------------
Total                                                                    27,215,755
-----------------------------------------------------------------------------------

MACHINERY (6.2%)
AGCO                                                799,259(b)           34,695,833
Eaton                                               516,132              48,000,276
Ingersoll-Rand Cl A                                 778,662(c)           42,686,251
Manitowoc                                           240,861              19,360,407
Terex                                               124,759(b)           10,142,907
                                                                    ---------------
Total                                                                   154,885,674
-----------------------------------------------------------------------------------

MEDIA (3.0%)
Interpublic Group of Companies                    1,234,003(b)           14,067,634
Natl CineMedia                                      381,576(b)           10,687,944
Regal Entertainment Group Cl A                      961,338(d)           21,082,142
RH Donnelley                                        391,385(b)           29,659,156
                                                                    ---------------
Total                                                                    75,496,876
-----------------------------------------------------------------------------------

METALS & MINING (1.5%)
Freeport-McMoRan Copper & Gold                      304,146              25,189,372
Nucor                                               233,046              13,668,148
                                                                    ---------------
Total                                                                    38,857,520
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MULTILINE RETAIL (1.4%)
Family Dollar Stores                                696,397             $23,900,345
Macy's                                              261,749              10,412,375
                                                                    ---------------
Total                                                                    34,312,720
-----------------------------------------------------------------------------------

MULTI-UTILITIES (3.2%)
Consolidated Edison                                 273,824              12,354,939
DTE Energy                                          286,997              13,838,995
Energy East                                         547,515              14,284,666
NiSource                                            728,506              15,087,359
Sempra Energy                                       437,456              25,910,520
                                                                    ---------------
Total                                                                    81,476,479
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.3%)
El Paso                                           1,289,600              22,219,808
Enbridge                                            693,105(c)           23,413,086
Hess                                                216,659              12,774,215
Newfield Exploration                                364,682(b)           16,611,265
Pioneer Natural Resources                           462,356              22,521,361
Southwestern Energy                                 519,066(b)           23,098,437
Sunoco                                              153,667              12,244,187
                                                                    ---------------
Total                                                                   132,882,359
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.5%)
MeadWestvaco                                        328,868              11,615,618
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.4%)
King Pharmaceuticals                                450,427(b)            9,215,736
Mylan Laboratories                                  987,410              17,960,988
Watson Pharmaceuticals                              226,024(b)            7,352,561
                                                                    ---------------
Total                                                                    34,529,285
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.1%)
Boston Properties                                    59,781               6,105,434
Equity Residential                                  410,190              18,716,969
Rayonier                                            409,134              18,468,309
Simon Property Group                                109,000              10,141,360
                                                                    ---------------
Total                                                                    53,432,072
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
St. Joe                                             207,499(d)            9,615,504
-----------------------------------------------------------------------------------

ROAD & RAIL (1.6%)
CSX                                                 703,576              31,717,206
Kansas City Southern                                227,345(b)            8,534,531
                                                                    ---------------
Total                                                                    40,251,737
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.1%)
Intersil Cl A                                       605,705             $19,055,479
LSI                                                 722,169(b)            5,423,489
Maxim Integrated Products                           197,422               6,595,869
Microchip Technology                                351,192              13,008,152
Micron Technology                                   703,052(b)            8,809,242
Natl Semiconductor                                  868,181              24,543,477
                                                                    ---------------
Total                                                                    77,435,708
-----------------------------------------------------------------------------------

SOFTWARE (1.3%)
BMC Software                                        580,677(b)           17,594,513
McAfee                                              425,100(b)           14,963,520
                                                                    ---------------
Total                                                                    32,558,033
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.7%)
Liz Claiborne                                       379,833              14,167,771
VF                                                  299,042              27,386,266
                                                                    ---------------
Total                                                                    41,554,037
-----------------------------------------------------------------------------------

TOBACCO (2.6%)
Loews-Carolina Group                                646,680(f)           49,968,964
Reynolds American                                   226,672(d)           14,779,014
                                                                    ---------------
Total                                                                    64,747,978
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,959,568,426)                                               $2,462,305,452
-----------------------------------------------------------------------------------

BONDS (0.4%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
WIRELINES
Qwest Communications Intl
 Sr Unsecured
  11-15-25                           3.50%       $5,518,000              $9,623,447
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $5,518,000)                                                       $9,623,447
-----------------------------------------------------------------------------------

MONEY MARKET FUND (5.1%)(e)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                129,065,159(g)         $129,065,159
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $129,065,159)                                                   $129,065,159
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,094,151,585)(h)                                            $2,600,994,058
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2007, the value of foreign securities represented 16.1% of net assets.

(d)  At June 30, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 3.9% of net assets. 1.2% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

--------------------------------------------------------------------------------

 2 RIVERSOURCE MID CAP VALUE FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

(h) At June 30, 2007, the cost of securities for federal income tax purposes was approximately $2,094,152,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $537,543,000
Unrealized depreciation                                               (30,701,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $506,842,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 3 RIVERSOURCE MID CAP VALUE FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Investment Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date August 29, 2007


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date August 29, 2007